Acquisitions and divestitures (Details 2) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents		$ 703
Accounts receivable		20
Inventories		80
Taxes		117
Investments		13
Property, plant and equipment		2,792
Intangible		69
Other assets		139
Total assets		3,933
Liabilities
Suppliers and contractors		172
Deferred income taxes		213
Other liabilities		176
Total liabilities		561
Net assets held for sale		$ 3,372